Note 7 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Unvested (in shares) | shares	37,255
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.81
Granted (in shares) | shares
Granted, weighted average grant date fair value (in dollars per share) | $ / shares
Vested (in shares) | shares
Vested, weighted average grant date fair value (in dollars per share) | $ / shares
Unvested (in shares) | shares	37,255
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.81